5. Bank Premises and Equipment (Details 2)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Abstract]
2016	$ 129,755
2017	133,255
2018	138,155
2019	138,155
2020	107,155
Subsequent to 2020	37,190
Total minimum lease payments	683,665
Less amount representing interest	(125,300)
Present value of net minimum lease payments	$ 558,365